Provisions - Movements in the Fair Value of Plan Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	€ (458)
Net defined benefit asset (liability) at end of period	(385)	€ (458)
Fair value of plan assets | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	801	2,982
Translation differences	7	(334)
Interest income	51	58
Actuarial losses and gains	(39)	(56)
Company contributions		2
Participants contributions	2
Benefits paid	(35)	(38)
Transfers	2	(1,801)
Other movements	(15)	(12)
Net defined benefit asset (liability) at end of period	774	801
United Kingdom | Operating segments | Pension defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at end of period	40
United Kingdom | Operating segments | Fair value of plan assets | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	0	1,839
Translation differences	0	(36)
Interest income	0	0
Actuarial losses and gains	0	0
Company contributions		0
Participants contributions	0
Benefits paid	0	0
Transfers	0	(1,803)
Other movements	0	0
Net defined benefit asset (liability) at end of period	0	0
United Kingdom | Operating segments | Fair value of plan assets | Pension defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	1,839
Translation differences	(99)
Interest income	36
Actuarial losses and gains	203
Company contributions	90
Benefits paid	(48)
Other movements	(2)
Net defined benefit asset (liability) at end of period	2,019	1,839
Germany | Operating segments | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	(255)
Net defined benefit asset (liability) at end of period	(223)	(255)
Germany | Operating segments | Fair value of plan assets | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	95	93
Translation differences	0	0
Interest income	0	1
Actuarial losses and gains	3	1
Company contributions		2
Participants contributions	2
Benefits paid	(2)	(2)
Transfers	1	0
Other movements	0	0
Net defined benefit asset (liability) at end of period	99	95
Brazil | Operating segments | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	(123)
Net defined benefit asset (liability) at end of period	(88)	(123)
Brazil | Operating segments | Fair value of plan assets | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	693	1,038
Translation differences	6	(297)
Interest income	51	57
Actuarial losses and gains	(42)	(57)
Company contributions		0
Participants contributions	0
Benefits paid	(33)	(36)
Transfers	0	0
Other movements	(15)	(12)
Net defined benefit asset (liability) at end of period	660	693
Others | Operating segments | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	(6)
Net defined benefit asset (liability) at end of period	(7)	(6)
Others | Operating segments | Fair value of plan assets | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	13	12
Translation differences	1	(1)
Interest income	0	0
Actuarial losses and gains	0	0
Company contributions		0
Participants contributions	0
Benefits paid	0	0
Transfers	1	2
Other movements	0	0
Net defined benefit asset (liability) at end of period	€ 15	€ 13